Convertible debentures (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Related Party Transactions [Abstract]
Accretion expense	$ 8,813	$ 16,369	$ 25,011	$ 48,510
Coupon interest on the debenture	$ 44,731	$ 40,805	$ 135,486	$ 121,528